Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of assets and liabilities held for sale

ASSETS HELD FOR SALE	04.30.2022	12.31.2021	LIABILITIES HELD FOR SALE	04.30.2022	12.31.2021

Cash and cash equivalents	15.7	20.3	Trade accounts payable	13.5	13.7
Trade accounts receivable, net	1.3	0.9	Other payables	3.6	2.5
Inventories	60.4	59.0	Taxes and payroll charges payable	0.6	0.4
Income tax and social contribution	—	0.5	Income tax and social contribution	0.1	—
Other assets	6.0	6.3	Unearned income	27.9	28.5
Guarantee deposits	0.2	0.2
Deferred income tax and social contribution	1.6	1.7

Property, plant and equipment, net*	136.1	141.9		45.7	45.1

Intangible assets, net	0.2	0.1	Net assets to be disposed	175.8	185.8

Total	221.5	230.9	Total	221.5	230.9

*	Property, plant and equipment included in the assets held for sale (US$ 136.1) are presented net of impairment losses in the amount of US$ 50.9 measured based on the fair value less cost to sell.